Average Annual Total Returns - Pioneer High Yield Fund	Mar. 01, 2021
Class A
Average Annual Return:
1 Year	(1.58%)
5 Years	5.95%
10 Years	4.86%
Since Inception	7.29%
Inception Date	Feb. 12, 2098	[1]
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(3.69%)
5 Years	3.75%
10 Years	2.53%
Since Inception	4.54%
Inception Date	Feb. 12, 2098	[1]
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.04%)
5 Years	3.57%
10 Years	2.75%
Since Inception	4.61%
Inception Date	Feb. 12, 2098	[1]
Class C
Average Annual Return:
1 Year	2.34%	[2]
5 Years	6.13%	[2]
10 Years	4.61%	[2]
Since Inception	6.81%	[2]
Inception Date	Feb. 12, 2098	[1],[2]
Class Y
Average Annual Return:
1 Year	3.34%
5 Years	7.22%
10 Years	5.67%
Since Inception	7.23%
Inception Date	Feb. 25, 2000
Class R
Average Annual Return:
1 Year	2.81%
5 Years	6.53%
10 Years	4.99%
Since Inception	6.46%
Inception Date	Apr. 01, 2003

[1]	Inception date of the predecessor fund’s single class of shares. Class A and Class C shares commenced operations on February 25, 2000.
[2]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.